LEASE LIABILITY AND RIGHT OF USE ASSET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT RIGHT-OF-USE ASSETS

Right-of-Use Asset
Cost
Balance at December 31, 2021	502
Additions	107
Balance at December 31, 2022	609
Additions (Adjustment)	(69)
Balance at December 31, 2023	540
Accumulated Depreciation	-
Balance at December 31, 2021	393
Acquired Depreciation	59
Depreciation	84
Balance at December 31, 2022	536
Depreciation (Adjustment)	(12)
Depreciation	16
Balance at December 31, 2023	540

Carrying Amounts
Balance at December 31, 2022	73
Balance at December 31, 2023	-

SCHEDULE OF DETAILED INFORMATION ABOUT CHANGES IN THE LEASE LIABILITY DURING THE YEARS

	December 31, 2023	December 31, 2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	-	96
One year to five years	-	-
More than five years	-	-
Total undiscounted lease liabilities	-	96
Lease liabilities included in the balance sheet	-	96
Current	-	96
Non-current	-	-